Net Earnings Per Common Share - Schedule of Basic and Diluted Net Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares outstanding – basic (thousands of shares) (in shares)		2,125,804	2,182,623	2,269,919
Effect of dilutive stock options (thousands of shares) (in shares)		14,625	21,625	28,444
Weighted average common shares outstanding – diluted (thousands of shares) (in shares)		2,140,429	2,204,248	2,298,363
Net earnings		$ 6,106	$ 8,233	$ 10,937
Net earnings per common share - basic (in CAD per share)	[1]	$ 2.87	$ 3.77	$ 4.82
Net earnings per common share - diluted (in CAD per share)	[1]	$ 2.85	$ 3.74	$ 4.76

[1]	Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).